Intangible Assets	12 Months Ended
Dec. 31, 2018
Computer software [member]
Statement [LineItems]
Intangible Assets

Note 17: Computer Software

Computer software consists of the following:

	2018	2017
Cost:
Balance at January 1,	6,710	6,331
Additions:
Internally developed	674	694
Purchased	37	54
Acquisitions	25	18
Removed from service	(141)	(426)
Disposals of businesses	(3,096)	-
Translation and other, net	(26)	39
Balance at December 31,	4,183	6,710
Accumulated amortization:
Balance at January 1,	(5,252)	(4,937)
Current year amortization - continuing operations	(400)	(357)
Current year amortization - discontinued operations(1)	(30)	(342)
Removed from service	141	426
Disposals of businesses	2,246	-
Translation and other, net	20	(42)
Balance at December 31,	(3,275)	(5,252)

Carrying amount at December 31:	908	1,458

(1) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.

Fully amortized assets are retained in cost and accumulated amortization accounts until such assets are removed from service. Proceeds from disposals of computer software are netted against the related assets and the accumulated amortization and included within “Operating profit” in the consolidated income statement.

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets

Note 18: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life
	Trade Names	Trade Names	Customer Relationships(1)	Databases and Content	Other	Total
Cost:
December 31, 2016	2,646	254	6,128	776	1,563	11,367
Acquisitions	-	5	40	7	-	52
Removed from service	-	(15)	-	(1)	(21)	(37)
Translation and other, net	-	3	185	15	42	245
December 31, 2017	2,646	247	6,353	797	1,584	11,627
Acquisitions	-	3	60	32	1	96
Removed from service	-	(5)	(16)	(3)	(13)	(37)
Disposals of businesses	-	(88)	(4,698)	(147)	(801)	(5,734)
Translation and other, net	-	(4)	(104)	(10)	(30)	(148)
December 31, 2018	2,646	153	1,595	669	741	5,804

Accumulated amortization:
December 31, 2016	-	(237)	(3,647)	(574)	(1,254)	(5,712)
Current year amortization - continuing operations	-	(6)	(70)	(35)	(24)	(135)
Current year amortization - discontinued operations(2)	-	(5)	(297)	(8)	(23)	(333)
Removed from service	-	15	-	1	21	37
Translation and other, net	-	(3)	(109)	(11)	(46)	(169)
December 31, 2017	-	(236)	(4,123)	(627)	(1,326)	(6,312)
Current year amortization - continuing operations	-	(2)	(61)	(21)	(25)	(109)
Current year amortization - discontinued operations(2)	-	-	(26)	(1)	(2)	(29)
Removed from service	-	5	16	3	13	37
Disposals of businesses	-	83	2,998	122	619	3,822
Translation and other, net	-	4	74	10	23	111
December 31, 2018	-	(146)	(1,122)	(514)	(698)	(2,480)
Carrying amount:
December 31, 2017	2,646	11	2,230	170	258	5,315
December 31, 2018	2,646	7	473	155	43	3,324

(1) The balance at December 31, 2017 includes an asset with a carrying amount of $1,462 million that was disposed of in 2018 with the sale of a 55% interest in the Financial & Risk business.

(2) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.

The carrying amount of the indefinite-lived trade names is comprised of the following:

•	Reuters trade name of $1,939 million at December 31, 2018 and 2017; and

•	West trade name of $707 million at December 31, 2018 and 2017.

Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was assigned to the Legal CGU as it is closely associated with that CGU. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGU’s. The Company performed its annual test for impairment as of October 1, 2018. No impairment was recorded. See note 19.